Loss Per Share Attributable to Ordinary Equity Holders of the Company - Schedule of Weighted Average Number of Ordinary Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic and diluted loss per share
Basic loss per share	$ (0.94)	$ (17.92)	$ (102.43)
Diluted loss per share	$ (0.94)	$ (17.92)	$ (102.43)
Loss
Loss attributable to the equity shareholders of the Company	$ 37,787,339	$ 172,600,513	$ 49,441,815
Number of shares
Weighted-average number of ordinary shares	40,404,943	9,632,562	482,689